Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) used in basic and diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax		$ 31.7	$ 18.3	$ 19.7	$ (10.2)	$ 31.3	$ 33.1	$ 40.9	$ 2.0	$ 59.5	$ 107.3	$ (190.2)
Income attributable to noncontrolling interests, net of tax		1.7	1.1	1.8	(2.9)	4.1	1.9	1.5	(4.9)	1.7	2.6	5.1
Income (loss) before discontinued operations, net of tax										57.8	104.7	(195.3)
Income from discontinued operations, net of tax										15.9	9.7	13.7
Net income (loss) attributable to Diebold, Incorporated		$ 32.6	$ 21.7	$ 22.2	$ (2.8)	$ 30.0	$ 33.0	$ 41.6	$ 9.8	$ 73.7	$ 114.4	$ (181.6)
Denominator
Weighted-average number of common shares used in basic earnings (loss) per share		65.0	65.0	64.9	64.7	64.6	64.6	64.6	64.3	64.9	64.5	63.7
Effect of dilutive shares (1) (shares)	[1]									0.7	0.7	0.0
Weighted-average number of shares used in diluted earnings (loss) per share (shares)		65.7	65.6	65.6	64.7	65.4	65.3	65.2	64.8	65.6	65.2	63.7
Basic earnings (loss) per share
Income (loss) before discontinued operations, net of tax		$ 0.46	$ 0.26	$ 0.27	$ (0.11)	$ 0.42	$ 0.48	$ 0.61	$ 0.10	$ 0.89	$ 1.62	$ (3.06)
Income from discontinued operations, net of tax		0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.05	0.24	0.15	0.21
Net (loss) income attributable to Diebold, Incorporated (USD per share)		0.50	0.33	0.34	(0.04)	0.46	0.51	0.64	0.15	1.13	1.77	(2.85)
Diluted earnings (loss) per share
Income (loss) before discontinued operations, net of tax		0.46	0.26	0.27	(0.11)	0.42	0.48	0.61	0.11	0.88	1.61	(3.06)
Income from discontinued operations, net of tax		0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.04	0.24	0.15	0.21
Net (loss) income attributable to Diebold, Incorporated		$ 0.50	$ 0.33	$ 0.34	$ (0.04)	$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ 1.12	$ 1.76	$ (2.85)
Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares (shares)										1.5	1.1	2.6
Incremental shares, excluded from dilutive calculation, due to resulting in operating loss												0.5

[1]	Incremental shares of 0.5 were excluded from the computation of diluted loss per share for the year ended December 31, 2013 because their effect is anti-dilutive due to the loss from continuing operations.